General (AeroTurbine Transaction) (Narrative) (Details) (USD $)	12 Months Ended			2 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Oct. 07, 2011 AeroTurbine, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price for all shares of AeroTurbine				$ 228,000,000
Loss on discontinued operations (AeroTurbine)	52,745,000		3,000,000	52,800,000
Fees and incentive payments incurred due to AeroTurbine transaction				22,500,000
Write-off of deferred tax asset				8,700,000
Loss on sale of business				21,600,000
Increase in cash position due to AeroTurbine sale	$ 119,917,000	[1]		$ 119,900,000

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.